UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand Jean Capital Management, Inc.

Address:   One Market Street - Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Cyrstal Smolinski
Title:  Chief Compliance Officer
Phone:  415-512-8512

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  5/18/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $      221,062
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs                     CS             002824100      701   13,300 SH       SOLE                 13,300      0    0
Adobe Systems Inc               CS             00724F101      283    8,000 SH       SOLE                  8,000      0    0
Allstate Corporation            CS             020002101      323   10,000 SH       SOLE                 10,000      0    0
American Tower Corp             CS             029912201    6,884  161,558 SH       SOLE                161,558      0    0
Amgen Incorporated              CS             031162100    1,331   22,240 SH       SOLE                 22,240      0    0
Apple Computer                  CS             037833100   10,721   45,622 SH       SOLE                 45,622      0    0
Arch Acpital GpA Pfd            CS             G0450A147    3,555  137,667 SH       SOLE                137,667      0    0
Arch Capital                    CS             G0450A105   13,317  174,650 SH       SOLE                174,650      0    0
Arch Capital FPB PFD F7.8       CS             027719856      267   10,447 SH       SOLE                 10,447      0    0
Barclays Bank Ipath Etn         CS             06738C786      453   17,000 SH       SOLE                 17,000      0    0
Berkshire Hathaway B            CS             84670702    12,514  153,975 SH       SOLE                153,975      0    0
Betawave Corp                   CS             08660F100        6  125,000 SH       SOLE                125,000      0    0
BP Plc                          CS             055622104      271    4,746 SH       SOLE                  4,746      0    0
Brookdale Senior Living         CS             112463104    7,397  355,097 SH       SOLE                355,097      0    0
Chevrontexaco Corp              CS             166764100      225    2,971 SH       SOLE                  2,971      0    0
Cisco Systems Inc               CS             17275R102      553   21,250 SH       SOLE                 21,250      0    0
Citigroup Inc                   CS             172967101      365   90,000 SH       SOLE                 90,000      0    0
Comcast Corp Cl A Special New   CS             20030N200      374   20,835 SH       SOLE                 20,835      0    0
Crown Holdings Inc              CS             228368106   10,317  382,664 SH       SOLE                382,664      0    0
Daimler A G                     CS             D1668R123      400    8,500 SH       SOLE                  8,500      0    0
Deutsche Bank New               CS             D18190898      384    5,000 SH       SOLE                  5,000      0    0
Ebay Inc                        CS             278642103      270   10,000 SH       SOLE                 10,000      0    0
Emerson Electric Co             CS             921011104    8,733  173,477 SH       SOLE                173,477      0    0
Enterprise Prod Partners Inc    CS             293792107    4,428  128,037 SH       SOLE                128,037      0    0
Exxon Mobil Corp                CS             30231G102    1,256   18,754 SH       SOLE                 18,754      0    0
Goldman Sachs Group Inc         CS             38141G104      346    2,025 SH       SOLE                  2,025      0    0
Google                          CS             38259P508   10,420   18,373 SH       SOLE                 18,373      0    0
Gunther International LTD       CS             403203102        3   10,000 SH       SOLE                 10,000      0    0
Illinois Tool Works             CS             452308109   13,208  278,875 SH       SOLE                278,875      0    0
International Business Machines CS             459200101      363    2,831 SH       SOLE                  2,831      0    0
Johnson & Johnson Common        CS             478160104      832   12,759 SH       SOLE                 12,759      0    0
JP Morgan Chase                 CS             46625H100      291    6,500 SH       SOLE                  6,500      0    0
Kraft Foods Inc                 CS             50075N104    8,065  266,712 SH       SOLE                266,712      0    0
Legacy Reserves Lp              CS             524707304    3,330  144,600 SH       SOLE                144,600      0    0
Loews Corporation               CS             540424108      336    9,000 SH       SOLE                  9,000      0    0
Martin Marietta Matrls          CS             573284106      812    9,715 SH       SOLE                  9,715      0    0
McDonalds Corp                  CS             580135101   11,820  177,159 SH       SOLE                177,159      0    0
Microsoft Inc                   CS             594918104    6,997  238,913 SH       SOLE                238,913      0    0
Minnesota Mining and Mfg        CS             88579Y101      201    2,400 SH       SOLE                  2,400      0    0
Monsanto Co                     CS             61166W101    2,385   33,395 SH       SOLE                 33,395      0    0
Oracle Corp                     CS             68389X105    5,622  218,685 SH       SOLE                218,685      0    0
Pepsico Inc                     CS             713448108   17,475  264,126 SH       SOLE                264,126      0    0
Plains All American Pipel       CS             726503105    4,874   85,662 SH       SOLE                 85,662      0    0
Procter & Gamble                CS             742718109   11,148  176,202 SH       SOLE                176,202      0    0
Qualcomm                        CS             747525103    8,657  206,318 SH       SOLE                206,318      0    0
Retail Oppty Investments        CS             76131N101    3,974  392,650 SH       SOLE                392,650      0    0
Schlumberger                    CS             806857108   12,426  195,812 SH       SOLE                195,812      0    0
SunCor                          CS             867224107    2,242   68,890 SH       SOLE                 68,890      0    0
Wal Mart Stores INC             CS             931142103    5,266   94,720 SH       SOLE                 94,720      0    0
Washington Post Co Cl B         CS             939640108    3,636    8,186 SH       SOLE                  8,186      0    0
Wave Systems Corp Cl A new      CS             943526301       40   10,000 SH       SOLE                 10,000      0    0
Wells Fargo & Co New Del        CS             949746101      340   10,925 SH       SOLE                 10,925      0    0
Willis Lease Finance Corp       CS             970646105      625   39,627 SH       SOLE                 39,627      0    0


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